Average Annual Total Returns			12 Months Ended	16 Months Ended	24 Months Ended	39 Months Ended		43 Months Ended	49 Months Ended		53 Months Ended	60 Months Ended	68 Months Ended	69 Months Ended	78 Months Ended	83 Months Ended		87 Months Ended		88 Months Ended	120 Months Ended
		Jul. 29, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
KraneShares CSI China Internet ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			13.25%									(7.26%)									0.75%
KraneShares CSI China Internet ETF [Default Label] | MSCI China All Shares Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI China All Shares Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			16.38%									(1.78%)									1.22%
KraneShares CSI China Internet ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			11.75%									(7.97%)									0.22%
KraneShares CSI China Internet ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.89%									(5.44%)									0.49%
KraneShares CSI China Internet ETF [Default Label] | CSI Overseas China Internet Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		CSI Overseas China Internet Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			11.95%									(7.11%)									0.98%
KraneShares Bosera MSCI China A 50 Connect Index ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			16.06%									0.68%									0.32%
KraneShares Bosera MSCI China A 50 Connect Index ETF [Default Label] | MSCI China All Shares Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI China All Shares Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			16.38%									(1.78%)									1.22%
KraneShares Bosera MSCI China A 50 Connect Index ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			15.96%									(0.67%)									(1.23%)
KraneShares Bosera MSCI China A 50 Connect Index ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			10.41%									0.91%									0.25%
KraneShares Bosera MSCI China A 50 Connect Index ETF [Default Label] | Custom Blended KBA Index (Net) (Reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Custom Blended KBA Index (Net) (Reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Average Annual Return, Percent	[1]		17.11%									1.41%									0.97%
KraneShares Asia Pacific High Income USD Bond ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.53%									(1.17%)			0.50%
Performance Inception Date		Jun. 26, 2018
KraneShares Asia Pacific High Income USD Bond ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			6.19%									(4.78%)			(2.74%)
Performance Inception Date		Jun. 26, 2018
KraneShares Asia Pacific High Income USD Bond ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.18%									(2.36%)			(0.94%)
Performance Inception Date		Jun. 26, 2018
KraneShares Asia Pacific High Income USD Bond ETF [Default Label] | JP Morgan Asia Credit Index (JACI) Diversified (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		JP Morgan Asia Credit Index (JACI) Diversified (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			5.72%									0.87%			2.60%
Performance Inception Date		Jun. 26, 2018
KraneShares Asia Pacific High Income USD Bond ETF [Default Label] | JP Morgan Asia Credit Index (JACI) Non-Investment Grade Corporate Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		JP Morgan Asia Credit Index (JACI) Non-Investment Grade Corporate Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			13.95%									(1.76%)			0.51%
Performance Inception Date		Jun. 26, 2018
KraneShares Electric Vehicles and Future Mobility Index ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(17.68%)									(0.31%)				(0.55%)
Performance Inception Date		Jan. 18, 2018
KraneShares Electric Vehicles and Future Mobility Index ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(17.66%)									(0.78%)				(0.98%)
Performance Inception Date		Jan. 18, 2018
KraneShares Electric Vehicles and Future Mobility Index ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(10.19%)									(0.02%)				(0.25%)
Performance Inception Date		Jan. 18, 2018
KraneShares Electric Vehicles and Future Mobility Index ETF [Default Label] | MSCI ACWI (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.49%									10.06%				8.55%
Performance Inception Date		Jan. 18, 2018
KraneShares Electric Vehicles and Future Mobility Index ETF [Default Label] | Custom Blended KARS Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Custom Blended KARS Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[2]		(16.64%)									0.77%				0.12%
Performance Inception Date		Jan. 18, 2018
KraneShares Emerging Markets Consumer Technology Index ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			13.98%									(6.22%)							(4.64%)
Performance Inception Date		Oct. 11, 2017
KraneShares Emerging Markets Consumer Technology Index ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			13.70%									(6.42%)							(4.85%)
Performance Inception Date		Oct. 11, 2017
KraneShares Emerging Markets Consumer Technology Index ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.32%									(4.56%)							(3.38%)
Performance Inception Date		Oct. 11, 2017
KraneShares Emerging Markets Consumer Technology Index ETF [Default Label] | MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.50%									1.70%							1.88%
Performance Inception Date		Oct. 11, 2017
KraneShares Emerging Markets Consumer Technology Index ETF [Default Label] | Solactive Emerging Markets Consumer Technology Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive Emerging Markets Consumer Technology Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			13.44%									(5.50%)							(3.70%)
Performance Inception Date		Oct. 11, 2017
KraneShares MSCI All China Health Care Index ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(17.44%)									(6.44%)					(5.57%)
Performance Inception Date		Jan. 31, 2018
KraneShares MSCI All China Health Care Index ETF [Default Label] | MSCI China All Shares Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI China All Shares Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			16.38%									(1.78%)					(3.05%)
Performance Inception Date		Jan. 31, 2018
KraneShares MSCI All China Health Care Index ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(17.55%)									(7.04%)					(6.02%)
Performance Inception Date		Jan. 31, 2018
KraneShares MSCI All China Health Care Index ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(10.01%)									(4.33%)					(3.75%)
Performance Inception Date		Jan. 31, 2018
KraneShares MSCI All China Health Care Index ETF [Default Label] | MSCI China All Shares Health Care 10/40 Index (Reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI China All Shares Health Care 10/40 Index (Reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Average Annual Return, Percent			(16.69%)									(5.56%)					(4.85%)
Performance Inception Date		Jan. 31, 2018
KraneShares MSCI China Clean Technology Index ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			0.20%									5.10%						0.45%
Performance Inception Date		Oct. 12, 2017
KraneShares MSCI China Clean Technology Index ETF [Default Label] | MSCI China All Shares Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI China All Shares Index Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			16.38%									(1.78%)						(1.23%)
Performance Inception Date		Oct. 12, 2017
KraneShares MSCI China Clean Technology Index ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(0.15%)									4.86%						(0.06%)
Performance Inception Date		Oct. 12, 2017
KraneShares MSCI China Clean Technology Index ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			0.36%									3.99%						0.21%
Performance Inception Date		Oct. 12, 2017
KraneShares MSCI China Clean Technology Index ETF [Default Label] | MSCI China IMI Environment 10/40 Index (Net) (Reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI China IMI Environment 10/40 Index (Net) (Reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Average Annual Return, Percent			1.32%									3.52%						(0.34%)
Performance Inception Date		Oct. 12, 2017
KraneShares MSCI Emerging Markets ex China Index ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.03%									4.48%		5.36%
Performance Inception Date		Apr. 12, 2019
KraneShares MSCI Emerging Markets ex China Index ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			1.15%									3.73%		4.54%
Performance Inception Date		Apr. 12, 2019
KraneShares MSCI Emerging Markets ex China Index ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.66%									3.47%		4.12%
Performance Inception Date		Apr. 12, 2019
KraneShares MSCI Emerging Markets ex China Index ETF [Default Label] | MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.50%									1.70%		2.31%
Performance Inception Date		Apr. 12, 2019
KraneShares MSCI Emerging Markets ex China Index ETF [Default Label] | MSCI Emerging Markets ex China Index (Reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets ex China Index (Reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Average Annual Return, Percent			3.56%									4.45%		4.97%
Performance Inception Date		Apr. 12, 2019
KraneShares MSCI One Belt One Road Index ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			8.74%									0.83%								1.15%
Performance Inception Date		Sep. 07, 2017
KraneShares MSCI One Belt One Road Index ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			7.91%									0.37%								0.67%
Performance Inception Date		Sep. 07, 2017
KraneShares MSCI One Belt One Road Index ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.98%									1.00%								1.18%
Performance Inception Date		Sep. 07, 2017
KraneShares MSCI One Belt One Road Index ETF [Default Label] | MSCI ACWI (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.49%									10.06%								9.86%
Performance Inception Date		Sep. 07, 2017
KraneShares MSCI One Belt One Road Index ETF [Default Label] | MSCI Global China Infrastructure Exposure Index (Net) (Reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Global China Infrastructure Exposure Index (Net) (Reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Average Annual Return, Percent	[3]		9.66%									1.54%								2.20%
Performance Inception Date		Sep. 07, 2017
KraneShares SSE STAR Market 50 Index ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.40%			(15.11%)
Performance Inception Date		Jan. 26, 2021
KraneShares SSE STAR Market 50 Index ETF [Default Label] | MSCI China All Shares Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI China All Shares Index
Average Annual Return, Percent			16.38%			(11.50%)
Performance Inception Date		Jan. 26, 2021
KraneShares SSE STAR Market 50 Index ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			6.40%			(15.11%)
Performance Inception Date		Jan. 26, 2021
KraneShares SSE STAR Market 50 Index ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.79%			(10.79%)
Performance Inception Date		Jan. 26, 2021
KraneShares SSE STAR Market 50 Index ETF [Default Label] | S S E Science And Technology Innovation Board 50 Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		SSE Science & Technology Innovation Board 50 Index
Average Annual Return, Percent			13.56%			(11.97%)
Performance Inception Date		Jan. 26, 2021
KraneShares Hang Seng TECH Index ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			18.46%					(15.38%)
Performance Inception Date		Jun. 08, 2021
KraneShares Hang Seng TECH Index ETF [Default Label] | MSCI China All Shares Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI China All Shares Index
Average Annual Return, Percent			16.38%					(10.52%)
Performance Inception Date		Jun. 08, 2021
KraneShares Hang Seng TECH Index ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			18.34%					(15.49%)
Performance Inception Date		Jun. 08, 2021
KraneShares Hang Seng TECH Index ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			10.94%					(11.11%)
Performance Inception Date		Jun. 08, 2021
KraneShares Hang Seng TECH Index ETF [Default Label] | Hang Seng TECH Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Hang Seng TECH Index
Average Annual Return, Percent			20.62%					(14.42%)
Performance Inception Date		Jun. 08, 2021
KraneShares KWEB Covered Call Strategy ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.06%		6.65%
Performance Inception Date		Jan. 11, 2023
KraneShares KWEB Covered Call Strategy ETF [Default Label] | MSCI China All Shares Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI China All Shares Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			16.38%		(2.75%)
Performance Inception Date		Jan. 11, 2023
KraneShares KWEB Covered Call Strategy ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(8.64%)		(9.57%)
Performance Inception Date		Jan. 11, 2023
KraneShares KWEB Covered Call Strategy ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.27%		(1.57%)
Performance Inception Date		Jan. 11, 2023
KraneShares KWEB Covered Call Strategy ETF [Default Label] | CSI Overseas China Internet Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		CSI Overseas China Internet Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			11.95%		(5.88%)
Performance Inception Date		Jan. 11, 2023
KraneShares Global Luxury Index ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(6.12%)	(3.32%)
Performance Inception Date		Sep. 06, 2023
KraneShares Global Luxury Index ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(6.29%)	(3.48%)
Performance Inception Date		Sep. 06, 2023
KraneShares Global Luxury Index ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(3.51%)	(2.53%)
Performance Inception Date		Sep. 06, 2023
KraneShares Global Luxury Index ETF [Default Label] | M S C I A C W I Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.49%	19.25%
Performance Inception Date		Sep. 06, 2023
KraneShares Global Luxury Index ETF [Default Label] | Solactive Global Luxury Select Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive Global Luxury Select Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			(5.99%)	(2.76%)
Performance Inception Date		Sep. 06, 2023
KraneShares Value Line(R) Dynamic Dividend Equity Index ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			19.21%						13.12%
Performance Inception Date		Nov. 23, 2020
KraneShares Value Line(R) Dynamic Dividend Equity Index ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			16.18%						10.83%
Performance Inception Date		Nov. 23, 2020
KraneShares Value Line(R) Dynamic Dividend Equity Index ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			12.27%						9.63%
Performance Inception Date		Nov. 23, 2020
KraneShares Value Line(R) Dynamic Dividend Equity Index ETF [Default Label] | S And P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			25.02%						14.60%
Performance Inception Date		Nov. 23, 2020
KraneShares Value Line(R) Dynamic Dividend Equity Index ETF [Default Label] | Value Line Dynamic Dividend Equity Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Value Line® Dynamic Dividend Equity Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			18.78%						12.79%
Performance Inception Date		Nov. 23, 2020
KraneShares Mount Lucas Managed Futures Index Strategy ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(1.07%)							8.10%
Performance Inception Date		Dec. 01, 2020
KraneShares Mount Lucas Managed Futures Index Strategy ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(1.40%)							6.30%
Performance Inception Date		Dec. 01, 2020
KraneShares Mount Lucas Managed Futures Index Strategy ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(0.64%)							5.71%
Performance Inception Date		Dec. 01, 2020
KraneShares Mount Lucas Managed Futures Index Strategy ETF [Default Label] | Bloomberg Global Aggregate Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			(1.69%)							(4.13%)
Performance Inception Date		Dec. 01, 2020
KraneShares Mount Lucas Managed Futures Index Strategy ETF [Default Label] | K F A M L M Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		KFA MLM Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			(0.51%)							10.22%
Performance Inception Date		Dec. 01, 2020
KraneShares Global Carbon Strategy ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(13.73%)								18.15%
Performance Inception Date		Jul. 30, 2020
KraneShares Global Carbon Strategy ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(16.23%)								14.48%
Performance Inception Date		Jul. 30, 2020
KraneShares Global Carbon Strategy ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(8.23%)								13.10%
Performance Inception Date		Jul. 30, 2020
KraneShares Global Carbon Strategy ETF [Default Label] | S And P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			25.02%								16.04%
Performance Inception Date		Jul. 30, 2020
KraneShares Global Carbon Strategy ETF [Default Label] | S And P Global Carbon Credit Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Global Carbon Credit Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			(12.18%)								19.29%
Performance Inception Date		Jul. 30, 2020
KraneShares European Carbon Allowance Strategy ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(15.31%)				(0.05%)
Performance Inception Date		Oct. 04, 2021
KraneShares European Carbon Allowance Strategy ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(18.08%)				(1.83%)
Performance Inception Date		Oct. 04, 2021
KraneShares European Carbon Allowance Strategy ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(9.24%)				(0.80%)
Performance Inception Date		Oct. 04, 2021
KraneShares European Carbon Allowance Strategy ETF [Default Label] | S And P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			25.02%				11.84%
Performance Inception Date		Oct. 04, 2021
KraneShares European Carbon Allowance Strategy ETF [Default Label] | S And P Carbon Credit Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Carbon Credit EUA Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			(14.23%)				(0.80%)
Performance Inception Date		Oct. 04, 2021
KraneShares California Carbon Allowance Strategy ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(16.52%)				1.25%
Performance Inception Date		Oct. 04, 2021
KraneShares California Carbon Allowance Strategy ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(24.27%)				(2.17%)
Performance Inception Date		Oct. 04, 2021
KraneShares California Carbon Allowance Strategy ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(9.45%)				(0.28%)
Performance Inception Date		Oct. 04, 2021
KraneShares California Carbon Allowance Strategy ETF [Default Label] | S And P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			25.02%				11.84%
Performance Inception Date		Oct. 04, 2021
KraneShares California Carbon Allowance Strategy ETF [Default Label] | S And P Carbon Credit C C A Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Carbon Credit CCA Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			(14.72%)				2.73%
Performance Inception Date		Oct. 04, 2021
Quadratic Interest Rate Volatility and Inflation Hedge ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(10.92%)									(3.36%)	(2.45%)
Performance Inception Date		May 14, 2019
Quadratic Interest Rate Volatility and Inflation Hedge ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(10.92%)									(3.81%)	(3.00%)
Performance Inception Date		May 14, 2019
Quadratic Interest Rate Volatility and Inflation Hedge ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(6.47%)									(2.61%)	(1.97%)
Performance Inception Date		May 14, 2019
Quadratic Interest Rate Volatility and Inflation Hedge ETF [Default Label] | Bloomberg Us Treasury Inflationlinked Bond Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Treasury Inflation-Linked Bond Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.84%									1.87%	2.45%
Performance Inception Date		May 14, 2019
Quadratic Deflation ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(6.25%)			(4.99%)
Performance Inception Date		Sep. 20, 2021
Quadratic Deflation ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(7.35%)			(9.69%)
Performance Inception Date		Sep. 20, 2021
Quadratic Deflation ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(3.66%)			(5.51%)
Performance Inception Date		Sep. 20, 2021
Quadratic Deflation ETF [Default Label] | Bloomberg Long U.S. Treasury Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Long U.S. Treasury Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			(6.41%)			(11.33%)
Performance Inception Date		Sep. 20, 2021

[1]	The Custom Blended KBA Index consists of the MSCI China A Index from the inception of the Fund through October 23, 2014, the MSCI China A International Index from October 23, 2014 through December 26, 2017, the MSCI China A Inclusion Index from December 26, 2017 through May 29, 2019, the MSCI China A Index from May 29, 2019 through January 5, 2022, and the MSCI China A 50 Connect Index after January 4, 2022. As described in the prior sentence, the Fund sought investment results that, before fees and expenses, corresponded to the price and yield performance of the various indices for the various time periods noted.
[2]	The Custom Blended KARS Index consists of the Solactive Electric Vehicles and Future Mobility Index from the inception of the Fund through June 15, 2021 and the Bloomberg Electric Vehicles Total Return Index going forward.
[3]	The MSCI Global China Infrastructure Exposure Index (Net) reflects the reinvestment of any cash distributions after deduction of any withholding tax using the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.